Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current Assets
Cash And Cash Equivalents	$ 26	$ 12,151
Total Assets	26	12,151
Current Liabilities:
Accounts Payable And Accrued Liabilities	4,475
Due to related party	4,492
Total Current Liabilities	8,967
Total Liabilities	8,967
Stockholders' Equity (deficit):
Common Stock, $0.001 Par Value, 100,000,000 Shares Authorized 59,538,395 And 57,538,395 Shares Outstanding as of June 30, 2013 and December 31, 2012, respectively	59,538	57,538
Additional Paid-in Capital	46,892	28,892
Deficit Accumulated During Development Stage	115,371	74,279
Total Stockholders' Equity (deficit)	(8,941)	12,151
Total Liabilities And Stockholders' Equity (deficit)	$ 26	$ 12,151